Investment Strategy	Jun. 24, 2026
ANFIELD UNIVERSAL FIXED INCOME ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Universal Fixed Income Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that normally invests at least 80% of its net assets, including any borrowings for investment purposes, in a diversified portfolio of fixed income instruments. The Fund is not managed relative to an index and has broad flexibility to allocate its assets across different types of securities and sectors of the fixed income markets. The principal investments of the Fund include corporate bonds, U.S. government and agency securities, master-limited partnerships (“MLPs”) (tied to energy-related commodities), preferred securities, private debt, foreign sovereign bonds, convertible securities, bank loans, mortgage-backed securities, and cash equivalent instruments. To a lesser extent, the Fund may invest in dividend-paying common stocks. The Fund may invest in structured products including mortgage-related and other asset-backed securities including residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and collateralized loan obligations (“CLOs”).

The Fund may invest in fixed income instruments with fixed or adjustable (floating) rates. The Fund does not seek to maintain any particular weighted average maturity or duration, and may invest in fixed income instruments of any maturity or duration. The Fund may invest in both investment grade and below investment grade (often referred to as “high yield” or “junk” bonds) securities, subject to a maximum of up to 50% of the Fund’s assets in below investment grade securities. The Fund will typically invest a substantial portion of the Fund’s investments in securities of issuers with a range of credit ratings that have stable or improving fundamentals. Securities of these issuers include secured bank loans and below investment grade bonds. The Fund may also engage in short sales when it believes a security is overvalued in the market. The Fund may invest without limit in U.S. and non-U.S. dollar-denominated securities of U.S. and foreign issuers. Depending on market conditions, the Fund may at times focus its investments in particular sectors or areas of the economy.

The Fund’s investment process includes both a top-down macroeconomic analysis and a bottom-up analysis of individual securities. In its evaluation of a potential investment, the Fund conducts a fundamental analysis of the individual issuer, reviews the valuation of the security and the relative valuations of similar securities, and analyzes the supply and demand for the security in the market. The Fund seeks to identify companies in stable and growing sectors of the economy that generate sufficient revenue to meet their debt obligations. The Fund will sell a portfolio holding when the security no longer meets its investment criteria or when a more attractive investment is available.

Options purchased by the Fund may be exchange-traded, including Flexible Exchange Options (“FLEX Options”). FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”) and allow customization of terms such as exercise price, exercise style, and expiration date.

The Fund may also engage in securities lending to generate income.

ANFIELD U.S. EQUITY SECTOR ROTATION ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the U.S. Equity Sector Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing, under normal circumstances, not less than 80% of the value of its net assets (plus the amount of borrowings for investment purposes) in the equity securities of U.S. companies. For purposes of the Fund’s 80% policy, the Fund defines U.S. equity securities as common stocks and preferred stocks of issuers of any market capitalization, convertible debt securities, American Depositary Receipts, real estate investment trusts, derivative instruments related thereto (which may include futures, options, or other derivative instruments), and shares of other investment companies, such as ETFs and mutual funds, that invest primarily in U.S. equity securities (“Underlying Funds”).

The Adviser applies a macroeconomic and asset cycle investing methodology, combining top-down analysis of macroeconomic conditions with proprietary forecasting tools to assess sector rankings and guide periodic portfolio adjustments. Portfolio rebalancing may occur quarterly or at other intervals in response to material changes in economic or market conditions. The Fund’s portfolio generally consists of equity securities of large-cap issuers representing sectors included in the S&P 500 Index, but investments may be made in any sector or industry and in issuers of any market capitalization. Sector and issuer weightings are determined based on the Adviser’s assessment of market and sector outlooks and depending on market conditions, the Fund may at times focus its investments in particular sectors or areas of the economy.

Security selection is based on annual reviews of the investment universe, evaluating economic, political, and market conditions, and is supplemented by ongoing monitoring for significant developments. Allocations may be increased to sectors and issuers assessed to have higher potential for return during periods of relative economic strength, while exposures may be reduced or cash allocations increased in response to weakening market or economic environments. Tactical portfolio adjustments are informed by proprietary analysis of fundamental, business cycle, and technical factors. Portfolio holdings may be sold when securities no longer meet the Fund’s investment criteria or when alternative investments are deemed more favorable.

Options purchased by the Fund may be exchange-traded, including Flexible Exchange Options (“FLEX Options”). FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”) and allow customization of terms such as exercise price, exercise style, and expiration date.

The Fund may invest in equity securities of companies of any size capitalization, although it expects to primarily invest in large capitalization companies. The Fund considers a large market capitalization company to be a company with a market capitalization within the range of one or more companies in the S&P 500 Index at the time of purchase.

The Fund may engage in active and frequent trading in order to pursue its investment objective. For the purpose of achieving income, the Fund may engage in securities lending.